Convertible notes receivable (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Dec. 31, 2025	Jan. 13, 2026
Convertible note proceeds receivable			$ 15,171
New Era Energy Digital Inc [Member] | Senior Secured Convertible Promissory Note [Member]
Proceeds from senior debt	$ 50,000
Interest rate	10.00%
Maturity date	Jun. 30, 2026
Debt conversion rate	20.00%
New Era Energy Digital Inc [Member] | Senior Notes [Member]
Interest income		$ 329
Texas Critical Data Centers LLC [Member]
Membership interest percentage sold	50.00%	50.00%		50.00%